UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Provided under separate cover.

Annual Report

August 31, 2019

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2019. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional updated investment and market insights, please visit our website, americancentury.com.

Falling Yields, Robust Demand Supported Muni Gains

After struggling in late 2018, municipal bonds (munis) rallied through the first eight months of 2019 to deliver solid performance for the entire 12-month reporting period. Within the asset class, high-yield munis generally outperformed investment-grade munis, and California munis modestly underperformed national munis, according to Bloomberg.

Early in the reporting period, U.S. fixed-income investors faced a challenging backdrop of healthy economic growth and rising interest rates. The Federal Reserve (Fed) raised rates in September, which helped keep U.S. Treasury and muni yields on an upward trajectory through early November. After that, yields plunged on moderating U.S. economic growth, heightened trade tensions and mounting stock market volatility. Along with implementing another rate hike in December, the Fed delivered an economic outlook that investors feared was too hawkish. This also drove yields lower.

Markets stabilized in early 2019. Investors’ concerns about U.S. growth eased, and the Fed changed course. The central bank ended its rate-hike campaign amid slowing global growth and muted inflation. The Fed’s increasingly dovish tone, which led to a July rate cut, and ongoing global economic uncertainties helped keep Treasury yields on a downward path through August.

In addition to benefiting from declining yields, munis advanced on stable credit fundamentals and favorable supply/demand dynamics. Demand was particularly robust in California and other high-tax states, where federal legislation capping state and local tax deductions continued to boost investor interest in munis.

We believe state and local finances in California and across the country should remain stable, providing continued support for munis. We also expect the supply/demand backdrop to remain favorable. Meanwhile, volatility, economic data, central bank policy and other factors will continue to affect the markets. These influences underscore the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of August 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	9.06%	5.25%	6.48%	—	12/30/86
S&P Municipal Bond California 50% Investment Grade/50% High Yield Index	—	8.04%	6.00%	—	—	—
Bloomberg Barclays Municipal Bond Index	—	8.72%	3.84%	4.61%	—	—
I Class	BCHIX	9.38%	5.46%	—	6.26%	3/1/10
Y Class	ACYHX	9.31%	—	—	6.64%	4/10/17
A Class	CAYAX					1/31/03
No sales charge		8.79%	4.99%	6.21%	—
With sales charge		3.86%	4.03%	5.72%	—
C Class	CAYCX	7.98%	4.21%	5.42%	—	1/31/03
Average annual returns since inception are presented when ten years of performance history is not available. Fund returns would have been lower if a portion of the fees had not been waived.

Returns for the Bloomberg Barclays Municipal Bond Index are shown to cover the 10 year period because the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index total return data became available as of December 30, 2011.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2019
Investor Class — $18,737

Bloomberg Barclays Municipal Bond Index — $15,703

Since S&P Municipal Bond California 50% Investment Grade/50% High Yield Index total return data is only available from December 2011, it is not included in the line chart. Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.50%	0.30%	0.27%	0.75%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli and Steven Permut

Performance Summary

California High-Yield Municipal returned 9.06%* for the 12 months ended August 31, 2019. By comparison, the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index returned 8.04%. Fund returns reflect operating expenses, while index returns do not.

Healthy municipal bond (muni) market fundamentals and favorable supply/demand trends helped the broad muni market advance and deliver strong results for the 12-month period. For the portfolio, duration positioning and sector allocation were the primary drivers of outperformance versus the index.

Yield, Supply/Demand Backdrops Boosted Munis

Early in the period, robust economic growth, rising inflation and a hawkish Federal Reserve (Fed) drove Treasury yields higher and bond prices lower. But this all came to a halt in late 2018. A slowing global growth outlook and U.S.-China trade tensions triggered severe volatility in the equity markets and drove investors into the perceived safe-haven U.S. Treasury market. This dramatic shift in sentiment drove Treasury yields sharply lower. In early 2019, the Fed abruptly halted its rate-tightening campaign and adopted a more dovish stance regarding interest rate policy, which eventually led to a quarter-point interest rate cut in July.

Meanwhile, the tax advantages of munis and healthy muni market fundamentals continued to attract investors to the asset class. At the same time, muni supply continued to decline. This dynamic, along with falling yields, drove robust returns for munis for the 12-month period. Despite their strong performance, though, munis were unable to keep pace with the rallying Treasury market. Within the muni sector, revenue bonds generally outperformed general obligation (GO) bonds, and California munis modestly underperformed national munis, according to Barclays. Lower-quality munis outperformed their higher-quality counterparts, as investor demand for yield helped drive gains for riskier securities.

Broad Fiscal Backdrop Remained Healthy; Credit Fundamentals Were Stable

State and local finances in California and across the U.S. remained relatively healthy. State revenues generally increased and continued to outperform budgets, largely due to the effects of federal tax reform and solid U.S. economic growth. Many states used their stronger-than-expected revenues to boost reserves.

In general, muni credit-quality trends in California were stable. Muni defaults were rare, and muni credit-rating upgrades slightly outpaced downgrades. Mounting legacy costs related to pensions and retiree health care obligations may continue to pressure select isolated credits, but we do not believe these issues are indicative of a systemic marketwide problem.

Duration Positioning, Sector Allocation Contributed to Results

We maintained a longer duration than that of the index, which was a top contributor to the portfolio’s relative performance as interest rates declined.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Our sector exposure also contributed, mostly due to overweight positions relative to the index in the corporate muni, hospital and toll facilities sectors. Our underweight position in the tobacco settlement sector also was a prominent contributor.

Our underweight position in local GO bonds and overweight in the special tax sector detracted from results. However, our longer duration helped offset the effects of the less-rate-sensitive securities that populate the special tax sector. In terms of quality, our overweight allocation to securities with BBB credit ratings was a notable contributor to performance.

Security Selection Detracted

Overall, security selection weighed on relative results, primarily due to our selections in the hospital, corporate muni and tobacco settlement sectors. However, our selections among toll facilities, student housing and multifamily housing sectors added value.

Portfolio Positioning

Looking ahead, we expect U.S. economic growth to moderate toward trend growth levels (2.0% to 2.5% year-over-year growth) amid a continued low-interest-rate environment. However, uncertainties related to global economic growth, trade negotiations and central bank policy likely will keep market volatility in play. We believe this underscores the importance of active management.

We expect to maintain our duration and yield curve positions, finding little incentive to alter these strategies in the current environment. Within the California muni market, we expect credit fundamentals to remain stable. As always, fundamental credit research will drive our investment decisions. We will continue to focus on security selection, generally favoring charter schools and retirement communities within the high-yield segment of the muni market. We expect demand for tax-exempt munis to remain healthy, particularly in high-tax states, such as California, where the elimination and reduction of certain federal tax deductions have increased the attractiveness of munis. This dynamic should continue to provide broad support to the muni market.

Fund Characteristics

August 31, 2019
Portfolio at a Glance
Weighted Average Life to Maturity	19.1 years
Average Duration (Modified)	5.6 years

Top Five Sectors	% of fund investments
Special Tax	38%
Hospital	15%
Charter School	7%
Tobacco Settlement	7%
Toll Facilities	6%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.0%
Other Assets and Liabilities	1.0%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2019 to August 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Expenses Paid During Period(1) 3/1/19 - 8/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,080.90	$2.62	0.50%
I Class	$1,000	$1,082.00	$1.57	0.30%
Y Class	$1,000	$1,082.20	$1.42	0.27%
A Class	$1,000	$1,079.60	$3.93	0.75%
C Class	$1,000	$1,075.50	$7.85	1.50%
Hypothetical
Investor Class	$1,000	$1,022.69	$2.55	0.50%
I Class	$1,000	$1,023.69	$1.53	0.30%
Y Class	$1,000	$1,023.84	$1.38	0.27%
A Class	$1,000	$1,021.43	$3.82	0.75%
C Class	$1,000	$1,017.64	$7.63	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

AUGUST 31, 2019

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.0%
California — 97.8%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,744,400
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,196,040
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	976,300
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,417,237
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,304,620
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,308,080
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,704,796
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,376,400
Bay Area Toll Authority Rev., VRDN, 2.45%, (MUNIPSA plus 1.10%), 4/1/24	2,500,000	2,574,375
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/44	300,000	348,150
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/49	400,000	462,040
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,864,336
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,301,294
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,931,271
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,161,797
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,174,287
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	947,980
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/53	6,250,000	7,444,312
California Community Housing Agency Rev., 5.00%, 4/1/49(2)	8,035,000	9,035,920
California Community Housing Agency Rev., 5.00%, 8/1/49(2)	5,000,000	5,677,050
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	3,446,686
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	1,000,180
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,027,940
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,509,645
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(1)	15,975,000	3,183,019
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	869,040
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,928,545

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30	$575,000	$719,595
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31	650,000	807,534
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32	500,000	617,545
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33	575,000	707,745
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34	1,250,000	1,532,725
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35	1,250,000	1,528,575
California Educational Facilities Authority Rev., (The Leland Stanford Junior University), 5.00%, 5/1/49	4,000,000	6,369,480
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 4.00%, 3/1/24	2,250,000	2,544,390
California Housing Finance Rev., 4.25%, 1/15/35	3,325,000	3,982,419
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.35%, (MUNIPSA plus 1.00%), 6/1/20	2,190,000	2,193,832
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,036,626
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,974,122
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,293,320
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	620,364
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	396,079
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 1.24%, 9/3/19 (GA: Chevron Corp.)	1,000,000	1,000,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.24%, 9/3/19 (GA: Chevron Corp.)	9,100,000	9,100,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	14,692,989
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	6,183,112
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,254,700
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,175,542
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,441,116
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	2,750,000	3,255,230
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	625,000	656,875
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,461,978
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	3,278,560
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,216,135
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,806,915
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,896,079

	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	$1,500,000	$1,792,545
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	2,068,255
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,518,640
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	6,326,407
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,164,750
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,191,530
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	607,485
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	394,293
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	558,720
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	333,924
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,864,576
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.25%, 7/1/25 (California Mortgage Insurance)	2,200,000	2,222,242
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/38(2)	2,200,000	2,519,044
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,754,738
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	908,144
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	1,810,000	2,032,539
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	2,015,427
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	1,002,957
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,553,524
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,080,426
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,971,690
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,318,300
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	3,082,698
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	1,500,000	1,815,705
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	4,007,220
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/36(2)	400,000	435,340
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/44(2)	375,000	400,170
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/54(2)	1,000,000	1,058,840

	Principal Amount	Value
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	$4,000,000	$4,661,360
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,647,000
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(2)	985,000	1,153,514
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(2)	1,285,000	1,502,962
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(2)	795,000	926,843
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(2)	400,000	464,524
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(2)	500,000	577,330
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,131,910
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(2)	1,000,000	1,130,530
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,984,194
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	1,565,000	1,702,986
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/54(2)	1,660,000	1,791,273
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,525,000	2,656,754
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,627,770
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,626,660
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	5,017,577
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,161,200
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	325,000	361,520
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	470,945
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	1,100,000	1,193,896
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	1,000,000	1,078,380
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(2)	2,010,000	1,865,541
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(2)	2,190,000	1,975,511
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,000,000	1,204,420
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,960,705
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,500,000	4,161,640
California School Finance Authority Rev., (Inspire Charter Schools Obligated Group), 3.00%, 7/15/20(2)	4,250,000	4,257,820
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,072,712
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	1,425,000	1,455,238

	Principal Amount	Value
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	$345,000	$368,198
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	565,595
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(2)	1,180,000	1,412,932
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	783,867
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(2)	1,650,000	1,873,063
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/39(2)	1,000,000	1,234,880
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/49(2)	1,000,000	1,213,230
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/54(2)	2,150,000	2,587,439
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	556,545
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	602,762
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,085,360
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	770,000	791,976
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	554,030
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	946,264
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,077,900
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	395,302
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,244,417
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,448,850
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,184,830
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,186,049
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	2,935,000	2,998,924
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,650,720
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,058,655
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	5,965,867
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,693,452
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.75%, 10/1/31	1,000,000	1,094,870
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	8,163,540
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,500,000	1,666,185
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,134,467
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,289,244

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	$2,400,000	$2,728,008
California Statewide Communities Development Authority Rev., (Be.group), 7.25%, 11/15/41(2)	2,500,000	2,530,600
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	1,670,000	1,699,392
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,840,742
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,709,823
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	4,450,000	5,212,552
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 1.24%, 9/3/19 (GA: Chevron Corp.)	600,000	600,000
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,732,530
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,146,510
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,307,713
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,622,880
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,140,900
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45(3)(4)	7,000,000	4,270,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,926,510
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,688,003
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,367,980
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,698,417
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,150,180
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,931,659
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,623,900
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	11,183,832
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,202,315
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	17,591,587
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,878,800

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/49(2)	$3,375,000	$3,917,126
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	7,126,080
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,562,750
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,815,835
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,533,225
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	353,201
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	369,257
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	382,144
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,402,279
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,211,168
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	600,000	735,498
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	992,763
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,322,788
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	844,375
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,149,110
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	3,865,000	4,429,174
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,545,000	1,800,172
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,701,975
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,935,021
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	2,018,082
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,724,313
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,464,087
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,537,169
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,608,832
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,885,150
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,781,256
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,972,900
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	691,479
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,158,290

	Principal Amount	Value
Compton Unified School District GO, Capital Appreciation, 0.00%, 6/1/43 (BAM)(1)	$3,300,000	$1,580,931
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,820,355
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,152,820
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,734,480
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,157,026
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,254,220
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,427,021
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,084,186
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	803,147
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,360,324
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,761,440
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/44	3,000,000	3,496,830
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,315,672
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	4,300,000	4,997,116
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,439,625
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,105,923
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,299,401
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,494,549
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,607,225
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,544,218
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,625,201
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,350,225
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,510,552
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,239,082
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	527,189
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	840,478
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,504,945
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,729,815
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,203,769
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,440,662
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	693,805
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,171,830
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,478,413
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	613,885
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/44	1,000,000	1,208,030
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	5,062,845

	Principal Amount	Value
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/33	$530,000	$625,835
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/38	845,000	986,259
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,935,680
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	2,028,287
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	880,000	1,043,222
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	1,145,000	1,347,894
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/49	1,025,000	1,200,326
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,172,030
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,604,203
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,789,920
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	32,648,825
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,928,960
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,345,464
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,208,100
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,424,230
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,270,340
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,161,110
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,793,117
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,728,375
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,177,930
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,200,090
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,718,700
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,280,910
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,256,600
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	17,033,775
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	45,000,000	7,729,200
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	399,354
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,373,588
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,203,111
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	3,023,910
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,904,493
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,266,720

	Principal Amount	Value
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	$2,500,000	$2,678,250
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,103,770
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,655,655
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,727,900
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,286,845
Irvine Special Assessment, 5.00%, 9/2/24	700,000	781,431
Irvine Special Assessment, 5.00%, 9/2/26	600,000	668,418
Irvine Special Assessment, 5.00%, 9/2/29	700,000	798,014
Irvine Special Assessment, 5.00%, 9/2/30	350,000	397,607
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,707,375
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,120,830
Irvine Special Tax, 5.00%, 9/1/44	500,000	557,555
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,999,680
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,907,400
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,925,452
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	674,493
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	858,445
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	509,523
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	600,710
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	536,960
Irvine Unified School District Special Tax, 4.00%, 9/1/49 (BAM)(5)	2,150,000	2,449,409
Irvine Unified School District Special Tax, 4.00%, 9/1/54 (BAM)(5)	2,600,000	2,937,506
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	4,053,385
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	268,830
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,862,314
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,070,970
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,154,850
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,442,699
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,170,110
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,458,724
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,075,780
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,174,987
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,861,544
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,199,868
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	576,329
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	601,677
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,194,692
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	644,562
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	966,843

	Principal Amount	Value
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	$1,250,000	$1,436,750
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	898,915
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,389,750
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,889,075
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	555,984
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	620,988
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,582,438
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,823,219
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	1,150,000	1,666,695
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	480,000	485,362
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,141,000
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,344,150
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,028,597
Los Angeles Department of Water Rev., VRDN, 1.20%, 9/3/19 (SBBPA: Toronto-Dominion Bank)	2,200,000	2,200,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/30	3,500,000	4,012,505
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	388,147
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,354,007
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,700,000	2,646,526
M-S-R Energy Authority Rev., 6.50%, 11/1/39	4,000,000	6,397,920
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	133,196
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	228,749
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	109,524
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	245,810
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	112,395
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	123,048
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	285,078
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	204,290
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	300,342
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	161,109

	Principal Amount	Value
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	$115,000	$135,925
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	117,276
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	118,769
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	116,784
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	397,273
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	288,150
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	462,252
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	285,295
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,160,910
Menifee Union School District Special Tax, 5.00%, 9/1/44	1,000,000	1,180,400
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,300,000	1,529,008
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,735,545
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,411,128
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	909,390
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	477,431
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	390,153
Metropolitan Water District of Southern California Rev., VRDN, 1.15%, 9/3/19 (SBBPA: Citibank N.A.)	1,400,000	1,400,000
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,307,360
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/44	435,000	498,758
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/48	485,000	554,922
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	769,324
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	965,102
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,901,317
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,069,300
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,275,518
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,368,178
Napa Special Tax, 4.00%, 9/1/25	155,000	171,960
Napa Special Tax, 4.00%, 9/1/26	365,000	407,939
Napa Special Tax, 4.00%, 9/1/33	315,000	344,295
Napa Special Tax, 4.00%, 9/1/34	400,000	436,604
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,759,086
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,205,442
Northern Inyo County Local Hospital District, 0.00%, 11/1/34(1)	1,325,000	821,527
Northern Inyo County Local Hospital District, 0.00%, 11/1/36(1)	2,885,000	1,649,181

	Principal Amount	Value
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	$4,065,000	$4,260,364
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	472,337
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,390,093
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,153,230
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,135,500
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	568,005
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,502,764
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,149,620
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,237,299
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,073,900
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,492,663
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,536,000
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	3,037,942
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,871,418
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	9,372,244
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,593,160
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,202,127
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	449,908
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	572,076
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,056,253
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	767,682
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,415,423
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,564,000
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,516,064
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,888,644
Palomar Health Rev., (Palomar Health Obligated Group), 4.00%, 11/1/39	8,875,000	9,463,767
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,550,530
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,785,000
Paramount Unified School District GO, 4.00%, 8/1/48 (BAM)	2,500,000	2,788,325
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,320,306
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,234,440
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,612,790

	Principal Amount	Value
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	$1,555,000	$1,866,373
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,356,527
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,394,481
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,146,966
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,138,856
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,428,388
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,476,049
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,238,950
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,361,344
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,103,679
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,418,550
Redding Electric System Rev., 5.00%, 6/1/21	400,000	428,776
Redding Electric System Rev., 5.00%, 6/1/23	740,000	852,828
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,860,711
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,875,482
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	2,006,019
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,249,974
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,376,021
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,822,140
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,460,200
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,122,613
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,716,384
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,563,875
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,308,002
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,213,090
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,106,769
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	634,133
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,890,800
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	559,705
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	1,007,660
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,612,391
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	2,339,150
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,730,528
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	2,003,605

	Principal Amount	Value
Romoland School District Special Tax, 5.00%, 9/1/35	$4,685,000	$5,394,871
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,319,282
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,475,100
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,886,233
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,485,580
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,760,022
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,481,808
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,980,720
Roseville Special Tax, 5.00%, 9/1/44	1,475,000	1,742,889
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	7,463,495
Roseville Special Tax, 5.00%, 9/1/49	2,325,000	2,733,130
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	810,040
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	695,000	818,411
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	1,615,000	1,885,852
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	2,035,000	2,369,167
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,434,125
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,301,017
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,839,172
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,350,862
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27	5,000,000	6,155,450
Sacramento Special Tax, 5.00%, 9/1/32(2)	300,000	343,125
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,207,135
Sacramento Special Tax, 5.00%, 9/1/44	500,000	580,860
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,602,935
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,148,995
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,156,850
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,214,790
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,419,385
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,636,068
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	799,696
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,781,569
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,698,790
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,532,860
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,365,439
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,905,545
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,186,981
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,396,570
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	754,754

	Principal Amount	Value
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	$1,000,000	$1,074,270
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,509,625
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,387,584
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	12,426,228
San Clemente Special Tax, 5.00%, 9/1/46	7,620,000	8,642,756
San Diego Special Tax, 5.00%, 9/1/37	970,000	1,128,731
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,019,493
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	638,216
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	875,532
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,351,334
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,342,838
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	345,393
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,099,883
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	575,245
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,728,825
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/30	2,000,000	2,223,420
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	422,046
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	611,882
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	755,872
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	841,911
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	856,913
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,520,585
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	914,573
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,034,120
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	293,788
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,288,246
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,383,438
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	530,285
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,507,456
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	393,581
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,866,280
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,751,521

	Principal Amount	Value
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	$165,000	$130,099
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	11,801,600
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	205,538
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	822,000
San Mateo Special Tax, 6.00%, 9/1/42	500,000	556,255
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,444,760
Santa Clara Unified School District GO, 4.00%, 7/1/48	4,275,000	4,792,831
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,337,628
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/30	465,000	500,679
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,465,000	1,651,509
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,418,953
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,424,828
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	12,642,880
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	3,392,723
Southern California Public Power Authority Rev., 5.25%, 11/1/19	2,445,000	2,460,257
Southern California Public Power Authority Rev., 5.00%, 11/1/29	2,000,000	2,549,700
Southern California Public Power Authority Rev., 5.00%, 11/1/33	3,755,000	4,998,506
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,592,028
State of California GO, 5.00%, 11/1/19	4,500,000	4,528,980
State of California GO, 5.00%, 10/1/24	14,590,000	17,451,537
State of California GO, 5.25%, 2/1/30	5,000,000	5,491,250
State of California GO, 5.00%, 9/1/34	10,000,000	12,411,000
State of California GO, 5.00%, 11/1/47	8,375,000	10,418,500
State of California GO, 5.00%, 4/1/49	2,000,000	2,536,440
State of California GO, VRN, 2.50%, (MUNIPSA plus 1.15%), 5/1/20	960,000	961,930
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,618,817
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,071,790
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,097,112
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,279,230
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	1,000,000	1,273,030
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,928,825
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,483,390
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,608,091
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	2,070,978
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,520,020

	Principal Amount	Value
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	$2,690,000	$2,592,972
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	2,103,694
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,804,840
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,162,470
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,394,943
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,874,668
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,007,160
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	2,512,600
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	5,596,000
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,259,562
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	14,120,000	14,149,511
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	3,092,250
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,849,884
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	1,280,000	1,492,390
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,899,400
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/44	1,300,000	1,506,583
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,174,957
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	1,875,000	2,162,925
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,285,000
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,173,752
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	562,455
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	599,230
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	495,892
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,817,179
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,253,450
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,497,726
University of California Rev., VRDN, 1.23%, 9/3/19	2,900,000	2,900,000
University of California Rev., VRDN, 1.25%, 9/3/19	9,700,000	9,700,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,249,030
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,923,775
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,985,690

	Principal Amount	Value
Victorville Joint Powers Finance Authority Rev., VRDN, 1.35%, 9/6/19 (LOC: BNP Paribas)	$6,430,000	$6,430,000
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	582,835
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	596,765
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	478,212
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	670,302
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,084,580
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	743,610
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	814,433
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,634,022
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,093,820
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,782,424
West Valley-Mission Community College District GO, 4.00%, 8/1/44	8,000,000	9,325,280
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,929,905
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,563,394
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,710,067
Woodland Special Tax, 4.00%, 9/1/41	2,735,000	2,913,459
Woodland Special Tax, 4.00%, 9/1/45	2,740,000	2,909,880
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,372,425
		1,446,673,598
Guam — 1.0%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,052,370
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	915,246
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,265,997
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,834,245
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,620,627
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,412,950
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,798,380
		14,899,815
U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(2)	2,500,000	2,788,700
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $1,352,382,976)		1,464,362,113
OTHER ASSETS AND LIABILITIES — 1.0%		15,018,259
TOTAL NET ASSETS — 100.0%		$1,479,380,372

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $200,796,950, which represented 13.6% of total net assets.

(3)	Non-income producing.

(4)	Security is in default.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

AUGUST 31, 2019
Assets
Investment securities, at value (cost of $1,352,382,976)	$1,464,362,113
Cash	861,171
Receivable for investments sold	472,250
Receivable for capital shares sold	2,909,522
Interest receivable	19,348,829
1,487,953,885

Liabilities
Payable for investments purchased	5,385,659
Payable for capital shares redeemed	2,130,879
Accrued management fees	532,806
Distribution and service fees payable	36,544
Dividends payable	487,625
8,573,513

Net Assets	$1,479,380,372

Net Assets Consist of:
Capital paid in	$1,370,562,094
Distributable earnings	108,818,278
$1,479,380,372

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$938,094,153	84,509,997	$11.10
I Class	$445,520,310	40,151,991	$11.10
Y Class	$15,881	1,431	$11.10
A Class	$70,002,762	6,306,151	$11.10*
C Class	$25,747,266	2,319,162	$11.10
*Maximum offering price $11.62 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED AUGUST 31, 2019
Investment Income (Loss)
Income:
Interest	$49,630,857

Expenses:
Management fees	5,675,231
Distribution and service fees:
A Class	149,669
C Class	234,791
Trustees' fees and expenses	90,120
Other expenses	653
6,150,464

Net investment income (loss)	43,480,393

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,818,234)
Futures contract transactions	1,025,631
(2,792,603)

Change in net unrealized appreciation (depreciation) on:
Investments	75,010,684
Futures contracts	(61,503)
74,949,181

Net realized and unrealized gain (loss)	72,156,578

Net Increase (Decrease) in Net Assets Resulting from Operations	$115,636,971

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2019 AND AUGUST 31, 2018
Increase (Decrease) in Net Assets	August 31, 2019	August 31, 2018
Operations
Net investment income (loss)	$43,480,393	$39,129,050
Net realized gain (loss)	(2,792,603)	12,195,630
Change in net unrealized appreciation (depreciation)	74,949,181	(24,514,829)
Net increase (decrease) in net assets resulting from operations	115,636,971	26,809,851

Distributions to Shareholders
From earnings:
Investor Class	(30,134,597)	(30,024,592)
I Class	(10,895,838)	(6,987,422)
Y Class	(251)	(195)
A Class	(1,884,721)	(1,709,065)
C Class	(563,118)	(673,692)
Decrease in net assets from distributions	(43,478,525)	(39,394,966)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	187,856,506	159,939,806

Net increase (decrease) in net assets	260,014,952	147,354,691

Net Assets
Beginning of period	1,219,365,420	1,072,010,729
End of period	$1,479,380,372	$1,219,365,420

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2019

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $73,968,190 and $33,460,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2019 were $686,618,761 and $493,964,240, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2019		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	23,940,254	$253,460,969	23,521,902	$248,233,352
Issued in reinvestment of distributions	2,536,222	26,869,020	2,542,455	26,798,289
Redeemed	(27,115,606)	(285,562,928)	(20,210,238)	(213,251,737)
	(639,130)	(5,232,939)	5,854,119	61,779,904
I Class
Sold	23,126,180	245,972,453	13,900,912	146,672,880
Issued in reinvestment of distributions	913,215	9,725,591	574,539	6,051,124
Redeemed	(6,986,568)	(73,344,053)	(4,881,425)	(51,522,192)
	17,052,827	182,353,991	9,594,026	101,201,812
Y Class
Sold	906	9,841	—	—
Issued in reinvestment of distributions	23	251	19	195
Redeemed	(5)	(53)	—	—
	924	10,039	19	195
A Class
Sold	1,566,444	16,703,741	1,143,922	12,046,507
Issued in reinvestment of distributions	115,047	1,220,657	102,068	1,075,988
Redeemed	(761,701)	(8,078,615)	(1,068,975)	(11,336,603)
	919,790	9,845,783	177,015	1,785,892
C Class
Sold	595,323	6,311,496	336,526	3,550,962
Issued in reinvestment of distributions	46,191	489,797	56,673	597,430
Redeemed	(561,765)	(5,921,661)	(852,056)	(8,976,389)
	79,749	879,632	(458,857)	(4,827,997)
Net increase (decrease)	17,414,160	$187,856,506	15,166,322	$159,939,806

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in interest rate risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended August 31, 2019, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,025,631 in net realized gain (loss) on futures contract transactions and $(61,503) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2019 and August 31, 2018 were as follows:

	2019	2018
Distributions Paid From
Exempt income	$43,478,525	$39,394,966
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,352,382,976
Gross tax appreciation of investments	$114,862,823
Gross tax depreciation of investments	(2,883,686)
Net tax appreciation (depreciation) of investments	111,979,137
Other book-to-tax adjustments	$(263,823)
Undistributed exempt income	—
Accumulated short-term capital losses	$(889,894)
Accumulated long-term capital losses	$(2,007,142)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
2017	$10.97	0.37	(0.32)	0.05	(0.37)	$10.65	0.58%	0.50%	3.53%	50%	$844,105
2016	$10.30	0.37	0.67	1.04	(0.37)	$10.97	10.27%	0.50%	3.47%	19%	$860,997
2015	$10.25	0.39	0.05	0.44	(0.39)	$10.30	4.32%	0.50%	3.75%	41%	$631,702
I Class
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002
2017	$10.97	0.39	(0.33)	0.06	(0.39)	$10.64	0.69%	0.30%	3.73%	50%	$143,717
2016	$10.30	0.39	0.67	1.06	(0.39)	$10.97	10.49%	0.30%	3.67%	19%	$137,888
2015	$10.25	0.41	0.05	0.46	(0.41)	$10.30	4.53%	0.30%	3.95%	41%	$83,751
Y Class
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5
2017(3)	$10.39	0.15	0.26	0.41	(0.15)	$10.65	4.01%	0.27%(4)	3.73%(4)	50%(5)	$5

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
2017	$10.97	0.34	(0.32)	0.02	(0.34)	$10.65	0.33%	0.75%	3.28%	50%	$55,457
2016	$10.30	0.34	0.67	1.01	(0.34)	$10.97	10.00%	0.75%	3.22%	19%	$135,279
2015	$10.25	0.36	0.05	0.41	(0.36)	$10.30	4.06%	0.75%	3.50%	41%	$119,150
C Class
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572
2017	$10.97	0.27	(0.32)	(0.05)	(0.27)	$10.65	(0.42)%	1.50%	2.53%	50%	$28,726
2016	$10.30	0.26	0.67	0.93	(0.26)	$10.97	9.18%	1.50%	2.47%	19%	$34,070
2015	$10.25	0.28	0.05	0.33	(0.28)	$10.30	3.29%	1.50%	2.75%	41%	$27,917

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	April 10, 2017 (commencement of sale) through August 31, 2017.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California High-Yield Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California High-Yield Municipal Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 18, 2019

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	44	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	44	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	44	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	49	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present); Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2013 to 2015)	44	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	44	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	44	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	44	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	116	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the

Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $43,469,219 as exempt interest dividends for the fiscal year ended August 31, 2019.

50

Notes

51

Notes

52

Notes

53

Notes

54

Notes

55

Notes

56

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90325 1910

Annual Report

August 31, 2019

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2019. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional updated investment and market insights, please visit our website, americancentury.com.

Falling Yields, Robust Demand Supported Muni Gains

After struggling in late 2018, municipal bonds (munis) rallied through the first eight months of 2019 to deliver solid performance for the entire 12-month reporting period. Within the asset class, high-yield munis generally outperformed investment-grade munis, and California munis modestly underperformed national munis, according to Bloomberg.

Early in the reporting period, U.S. fixed-income investors faced a challenging backdrop of healthy economic growth and rising interest rates. The Federal Reserve (Fed) raised rates in September, which helped keep U.S. Treasury and muni yields on an upward trajectory through early November. After that, yields plunged on moderating U.S. economic growth, heightened trade tensions and mounting stock market volatility. Along with implementing another rate hike in December, the Fed delivered an economic outlook that investors feared was too hawkish. This also drove yields lower.

Markets stabilized in early 2019. Investors’ concerns about U.S. growth eased, and the Fed changed course. The central bank ended its rate-hike campaign amid slowing global growth and muted inflation. The Fed’s increasingly dovish tone, which led to a July rate cut, and ongoing global economic uncertainties helped keep Treasury yields on a downward path through August.

In addition to benefiting from declining yields, munis advanced on stable credit fundamentals and favorable supply/demand dynamics. Demand was particularly robust in California and other high-tax states, where federal legislation capping state and local tax deductions continued to boost investor interest in munis.

We believe state and local finances in California and across the country should remain stable, providing continued support for munis. We also expect the supply/demand backdrop to remain favorable. Meanwhile, volatility, economic data, central bank policy and other factors will continue to affect the markets. These influences underscore the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of August 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	7.29%	2.99%	3.92%	—	11/9/83
S&P Intermediate Term California AMT-Free Municipal Bond Index	—	6.91%	3.00%	—	—	—
Bloomberg Barclays 7 Year Municipal Bond Index	—	8.28%	3.24%	4.09%	—	—
I Class	BCTIX	7.59%	3.22%	—	3.94%	3/1/10
Y Class	ACYTX	7.53%	—	—	4.45%	4/10/17
A Class	BCIAX					3/1/10
No sales charge		7.11%	2.75%	—	3.48%
With sales charge		2.30%	1.82%	—	2.98%
C Class	BCIYX	6.22%	1.97%	—	2.71%	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

Returns for the Bloomberg Barclays 7 Year Municipal Bond Index are shown to cover the 10 year period because the S&P Intermediate Term California AMT-Free Municipal Bond Index total return data became available as of Just 30, 2010.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2019
Investor Class — $14,693

Bloomberg Barclays 7 Year Municipal Bond Index — $14,940

Since S&P Intermediate Term California AMT-Free Municipal Bond Index total return data is only available from June 2010, it is not included in the line chart.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

4

Portfolio Commentary

Portfolio Managers: Joseph Gotelli, Alan Kruss and Steven Permut

Performance Summary

California Intermediate-Term Tax-Free Bond returned 7.29%* for the 12 months ended August 31, 2019. By comparison, the S&P Intermediate Term California AMT-Free Municipal Bond Index returned 6.91%. Fund returns reflect operating expenses, while index returns do not.

Healthy municipal bond (muni) market fundamentals and favorable supply/demand trends helped the broad muni market advance and deliver strong results for the 12-month period. For the portfolio, duration positioning, sector allocation and security selection contributed to the outperformance versus the index.

Yield, Supply/Demand Backdrops Boosted Munis

Early in the period, robust economic growth, rising inflation and a hawkish Federal Reserve (Fed) drove Treasury yields higher and bond prices lower. But this all came to a halt in late 2018. A slowing global growth outlook and U.S.-China trade tensions triggered severe volatility in the equity markets and drove investors into the perceived safe-haven U.S. Treasury market. This dramatic shift in sentiment drove Treasury yields sharply lower. In early 2019, the Fed abruptly halted its rate-tightening campaign and adopted a more dovish stance regarding interest rate policy, which eventually led to a quarter-point interest rate cut in July.

Meanwhile, the tax advantages of munis and healthy muni market fundamentals continued to attract investors to the asset class. At the same time, muni supply continued to decline. This dynamic, along with falling yields, drove robust returns for munis for the 12-month period. Despite their strong performance, though, munis were unable to keep pace with the rallying Treasury market. Within the muni sector, revenue bonds generally outperformed general obligation (GO) bonds, and California munis modestly underperformed national munis, according to Barclays. Lower-quality munis outperformed their higher-quality counterparts, as investor demand for yield helped drive gains for riskier securities.

Broad Fiscal Backdrop Remained Healthy; Credit Fundamentals Were Stable

State and local finances in California and across the U.S. remained relatively healthy. State revenues generally increased and continued to outperform budgets, largely due to the effects of federal tax reform and solid U.S. economic growth. Many states used their stronger-than-expected revenues to boost reserves.

In general, muni credit-quality trends in California were stable. Muni defaults were rare, and muni credit-rating upgrades slightly outpaced downgrades. Mounting legacy costs related to pensions and retiree health care obligations may continue to pressure select isolated credits, but we do not believe these issues are indicative of a systemic marketwide problem.

Duration Positioning, Sector Allocation, Security Selection Boosted Results

We maintained a longer duration than the index, which was a top contributor to relative performance in the declining interest rate environment.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

5

Sector allocation was another strong contributor to performance. We continued to overweight munis with credit ratings of A and BBB, the two lowest-quality categories in the investment-grade universe. We also held an out-of-index position in high-yield munis. This strategy aided relative results, as investor demand for yield drove gains in the riskier segments of the muni market. In addition, overweight positions in special tax securities and corporate-backed munis, an underweight to state GO bonds and an out-of-index position in hospitals added value.

Security selection also contributed. Specifically, our selections within the water and sewer, utility and toll facilities sectors aided performance. Our selections among special tax securities weighed on overall results and offset some of the positive security selection effects.

Portfolio Positioning

We expect demand for tax-exempt munis to remain healthy, particularly in high-tax states, such as California, where the elimination and reduction of certain federal tax deductions has increased the attractiveness of munis. This dynamic should continue to provide broad support to the muni market.

Given our outlook for moderating economic growth, continued low interest rates and stable credit fundamentals, we have a modest bias toward lower-quality investment-grade securities (those with BBB credit ratings). We continue to favor securities in the higher education, transportation and hospital sectors. As always, fundamental credit research will drive our investment decisions.

6

Fund Characteristics

August 31, 2019
Portfolio at a Glance
Weighted Average Life to Maturity	9.4 years
Average Duration (Modified)	4.8 years

Top Five Sectors	% of fund investments
Special Tax	15%
Hospital	13%
General Obligation (GO) - Local	10%
Water & Sewer	9%
Lease Revenue	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2019 to August 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Expenses Paid During Period(1) 3/1/19 - 8/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,053.80	$2.43	0.47%
I Class	$1,000	$1,054.80	$1.40	0.27%
Y Class	$1,000	$1,055.00	$1.24	0.24%
A Class	$1,000	$1,052.40	$3.72	0.72%
C Class	$1,000	$1,048.50	$7.59	1.47%
Hypothetical
Investor Class	$1,000	$1,022.84	$2.40	0.47%
I Class	$1,000	$1,023.84	$1.38	0.27%
Y Class	$1,000	$1,024.00	$1.22	0.24%
A Class	$1,000	$1,021.58	$3.67	0.72%
C Class	$1,000	$1,017.80	$7.48	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

9

Schedule of Investments

AUGUST 31, 2019

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
California — 99.2%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,159,830
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,157,300
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,827,110
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,647,156
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,360,079
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,758,232
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	495,000	619,275
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,140,393
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,106,440
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,630,000
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	1,500,000	1,791,645
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,574,620
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,000,000	2,377,660
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	731,160
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	8,424,052
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,930,025
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,071,620
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	1,200,000	1,353,168
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	2,275,000	2,565,381
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,187,970
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,301,234
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,474,300
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,581,816
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,806,261
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,500,000	3,353,000
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,321,164
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,306,593
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,191,723
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,257,128
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,630,618

10

	Principal Amount	Value
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	$4,190,000	$5,219,651
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	580,717
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	900,072
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	528,054
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	884,541
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,112,431
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,656,780
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	3,864,875
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	7,918,588
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,621,540
Bay Area Toll Authority Rev., VRDN, 2.00%, 4/1/21	2,000,000	2,016,380
Bay Area Toll Authority Rev., VRDN, 2.45%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,861,562
Bay Area Toll Authority Rev., VRDN, 2.625%, 4/1/26	15,000,000	16,268,850
Bay Area Toll Authority Rev., VRDN, 2.60%, (MUNIPSA plus 1.25%), 4/1/27	4,000,000	4,186,080
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,565,250
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,856,561
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	341,866
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	989,704
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/32	875,000	1,066,048
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/33	600,000	728,766
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/35	1,540,000	1,859,535
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), VRN, 5.45%, 6/1/28	4,000,000	4,055,880
California Educational Facilities Authority Rev., 5.00%, 10/1/21(2)	365,000	395,773
California Educational Facilities Authority Rev., 5.00%, 10/1/21(2)	385,000	417,875
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	797,730
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,095,345
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,541,776
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	919,890
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	963,680
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	381,006
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	1,011,392
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,369,682
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	624,260
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	793,856

11

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	$745,000	$939,795
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,334,994
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,812,150
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,397,050
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,518,811
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,754,920
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,737,760
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,452,240
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,305,961
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	491,236
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,042,050
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	942,410
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,337,950
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,595,448
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,719,354
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,409,172
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	606,360
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 11/1/22	2,200,000	2,469,346
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,523,055
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,209,485
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 2.00%, 10/1/25	3,500,000	3,659,775
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(2)	2,000,000	2,096,660
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,128,290
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,111,225
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/20, Prerefunded at 100% of Par(2)	2,500,000	2,619,250
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,782,924

12

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	$2,830,000	$2,896,760
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,542,455
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,920,480
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,466,000
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,148,965
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,835,640
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,567,680
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,359,496
California Housing Finance Rev., 4.25%, 1/15/35	3,325,000	3,982,419
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,173,145
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,394,836
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,154,020
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,576,185
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRDN, 1.88%, (70% of the 1-month LIBOR plus 0.38%), 8/1/21	9,000,000	9,004,950
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	1,002,560
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,560,987
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,242,470
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	989,552
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.35%, (MUNIPSA plus 1.00%), 6/1/20	5,310,000	5,319,292
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.95%, (70% of the 3-month LIBOR plus 0.37%), 4/1/20	3,000,000	3,002,850
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.13%, (70% of the 1-month LIBOR plus 0.65%), 2/1/21	5,000,000	5,015,100
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	4,189,080
California Municipal Finance Authority Rev., (Anaheim Electric System Revenue), VRDN, 1.70%, (MUNIPSA plus 0.35%), 12/1/20	3,500,000	3,502,065
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)(3)	665,000	738,443
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,324,104
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	547,480

13

	Principal Amount	Value
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	$1,000,000	$1,166,460
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	377,202
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	192,984
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	287,615
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	285,336
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	252,346
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	282,476
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	282,015
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	311,838
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	280,024
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	310,030
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	339,405
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	369,342
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	7,143,069
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	5,032,120
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,232,250
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 1.24%, 9/3/19 (GA: Chevron Corp.)	7,800,000	7,800,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.24%, 9/3/19 (GA: Chevron Corp.)	10,415,000	10,415,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,840,640
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	925,530
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	2,158,790
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,876,860
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	1,520,000	1,853,959
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,092,580
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	586,919
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,306,381
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,228,520
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	651,482
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	876,348

14

	Principal Amount	Value
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	$1,075,000	$1,334,000
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,189,350
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	5,101,748
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	1,000,000	1,228,320
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,783,515
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,650,594
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/21	270,000	284,693
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	301,871
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	678,913
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	350,670
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	863,425
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(2)	1,760,000	1,821,582
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,385,881
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	1,600,000	1,958,080
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,589,489
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,227,050
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,221,260
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,630,382
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,814,220
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(2)	2,250,000	2,501,595
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,352,680
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,689,498
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,836,399
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,282,018
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,228,810
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,304,742
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	879,674
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,219,270
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,963,570

15

	Principal Amount	Value
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	$2,840,000	$3,179,948
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	3,070,925
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	2,750,000	3,062,840
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,016,200
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,729,946
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,073,660
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,772,445
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,036,960
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,687,716
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	341,187
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,126,680
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,039,590
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	847,336
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,246,710
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,269,150
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/20	400,000	410,996
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/21	790,000	833,379
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	844,782
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,667,372
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,779,696
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,204,550
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(3)	2,000,000	2,443,320
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	586,225
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,160,770
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 1.20%, 9/3/19 (LOC: Barclays Bank plc)	2,600,000	2,600,000
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(3)	1,115,000	1,127,633
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,961,520
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(3)	1,200,000	1,356,636

16

	Principal Amount	Value
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(3)	$100,000	$106,538
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	181,040
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	197,370
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	185,058
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	177,563
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	181,425
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	197,546
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	238,473
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	554,030
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	414,299
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	731,942
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	689,705
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,007,300
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,521,725
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,189,960
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,124,230
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,202,040
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	1,980,864
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,276,750
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,697,402
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,172,930
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,965,050
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	6,059,050
California State University Rev., 5.00%, 11/1/19	1,000,000	1,006,620
California State University Rev., 5.00%, 11/1/20	1,250,000	1,310,400
California State University Rev., 5.00%, 11/1/21	1,000,000	1,088,050
California State University Rev., 5.00%, 11/1/24	5,000,000	5,439,100
California State University Rev., 5.00%, 11/1/28(4)	500,000	652,350
California State University Rev., 5.00%, 11/1/28	2,000,000	2,589,920
California State University Rev., 5.00%, 11/1/29(4)	500,000	664,610
California State University Rev., 5.00%, 11/1/29	1,000,000	1,287,630
California State University Rev., 5.00%, 11/1/30(4)	600,000	791,460
California State University Rev., 5.00%, 11/1/30	3,000,000	3,841,380
California State University Rev., 5.00%, 11/1/31(4)	390,000	510,549
California State University Rev., 5.00%, 11/1/31	2,900,000	3,695,180
California State University Rev., 5.00%, 11/1/32	1,750,000	2,070,635

17

	Principal Amount	Value
California State University Rev., 4.00%, 11/1/34	$10,000,000	$11,517,800
California State University Rev., 5.00%, 11/1/36	5,105,000	6,256,280
California State University Rev., 4.00%, 11/1/38	2,865,000	3,231,605
California State University Rev., VRDN, 4.00%, 11/1/23	4,000,000	4,419,240
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,496,926
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,719,073
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,264,070
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,352,506
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	939,712
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	907,463
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,242,530
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,962,076
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	938,683
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,132,434
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,566,812
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,248,310
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	854,983
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,833,086
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/22	1,065,000	1,176,655
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,304,490
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,201,300
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,135,030
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,165,900
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,306,034
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,498,560
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,518,375
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,346,605
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,069,320
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	525,307

18

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	$300,000	$331,860
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	683,742
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	341,871
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	879,990
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	937,744
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	361,026
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	401,053
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,196,818
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,046,170
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	243,963
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	328,807
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	179,123
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	153,593
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	210,031
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,012,270
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,158,688
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(3)	3,600,000	3,678,192
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,237,150
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	450,210
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	560,875
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,919,950
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,191,860
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	3,500,000	4,025,630

19

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	$1,085,000	$1,220,386
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	638,035
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	851,020
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	566,906
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	783,831
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	907,932
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	873,712
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	622,140
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	618,890
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,463,700
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	6,331,095
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,555,722
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,621,288
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,226,150
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	732,768
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,053,309
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 2.625%, 12/1/23	4,750,000	4,962,752
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,562,750
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,815,835
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,533,225
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	1,050,000	1,108,286
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	875,000	1,000,974
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,650,709
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,627,612
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,303,610

20

	Principal Amount	Value
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	$800,000	$802,432
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	819,179
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,395,810
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,605,312
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,400,938
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	2,939,083
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,166,531
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,543,883
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/20	915,000	948,681
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	538,400
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	389,309
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	689,478
Compton Unified School District GO, Capital Appreciation, 0.00%, 6/1/35 (BAM)(1)	1,300,000	846,417
Compton Unified School District GO, Capital Appreciation, 0.00%, 6/1/37 (BAM)(1)	2,000,000	1,211,020
Compton Unified School District GO, Capital Appreciation, 0.00%, 6/1/39 (BAM)(1)	2,125,000	1,192,890
Compton Unified School District GO, Capital Appreciation, 0.00%, 6/1/41 (BAM)(1)	3,000,000	1,556,370
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,292,850
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,601,500
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,271,880
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/29(4)	660,000	894,366
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/31(4)	500,000	670,570
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32(4)	1,000,000	1,333,820
Davis Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/33(4)	600,000	726,066
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,277,473
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,366,176
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	743,893
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,176,212
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/38	1,700,000	2,471,936
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,345,360
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,333,120
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,566,659
Eastern Municipal Water District Rev., VRDN, 1.17%, 9/3/19 (SBBPA: Toronto-Dominion Bank)	4,375,000	4,375,000
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 4.00%, 9/1/19	390,000	390,000
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/20	545,000	563,486

21

	Principal Amount	Value
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/22	$520,000	$571,423
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/24	575,000	666,431
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	846,038
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	624,053
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,237,428
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,026,778
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,107,650
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,905,975
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,750,000	4,458,000
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	598,740
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,172,260
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	6,250,000	7,420,187
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	518,040
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,963,131
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,452,076
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	10,000,000	11,221,600
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,196,598
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	961,500
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	841,355
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,457,012
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,580,782
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	2,032,552
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,755,026
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,249,920
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,679,643
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	560,765
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	580,055
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,198,360
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,029,770
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,028,040
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,068,900
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,272,301

22

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	$3,000,000	$3,381,750
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,566,979
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,200,540
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,713,588
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,431,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,619,570
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,144,100
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	11,305,000	11,540,596
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	2,500,000	2,564,150
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	2,500,000	2,580,875
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	3,000,000	2,774,490
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	873,390
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	3,246,870
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,165,500
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,161,610
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,155,080
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,719,239
Hayward Unified School District GO, 4.00%, 8/1/40 (BAM)	3,000,000	3,437,700
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,361,965
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,503,286
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	591,488
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	534,512
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	695,079
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,315,200
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,439,361
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,976,334
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,231,692
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	385,896
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,138,660
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,814,055
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	604,620
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	421,064
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	288,108
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	604,420
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	601,920
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	359,121
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,021,640
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	593,510
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,930,268
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	2,007,070
Irvine Special Assessment, 4.00%, 9/2/19	2,000,000	2,000,000
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,375,000

23

	Principal Amount	Value
Irvine Special Assessment, 5.00%, 9/2/26	$1,500,000	$1,889,655
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,120,830
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,603,710
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,285,785
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,581,516
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	778,669
Irvine Unified School District Special Tax, 5.00%, 9/1/29(4)	360,000	464,756
Irvine Unified School District Special Tax, 5.00%, 9/1/31(4)	350,000	448,329
Irvine Unified School District Special Tax, 5.00%, 9/1/33(4)	400,000	508,336
Irvine Unified School District Special Tax, 5.00%, 9/1/35(4)	500,000	631,575
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,683,540
Irvine Unified School District Special Tax, 4.00%, 9/1/37(4)	570,000	652,314
Irvine Unified School District Special Tax, 4.00%, 9/1/40(4)	690,000	781,929
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	723,600
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	813,443
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,196,240
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,338,310
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,150,000
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,087,521
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	5,028,947
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	655,149
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	332,747
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	244,800
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	685,540
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	516,445
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	734,034
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35	1,920,000	2,617,805
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	695,000	1,007,264
Long Beach Harbor Rev., 5.00%, 12/15/20	6,250,000	6,569,687
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	724,308
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,569,998
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	579,790
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	920,688
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	688,782
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,563,560
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,333,050
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,368,736
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,682,264
Los Angeles Community College District GO, 4.00%, 8/1/37	3,000,000	3,412,410
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,269,090
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,101,200
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,103,380

24

	Principal Amount	Value
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	$2,470,000	$2,657,078
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,514,320
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,495,335
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,329,530
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,337,173
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,126,397
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,836,030
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,562,842
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,699,150
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,568,062
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,874,085
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,225,200
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,932,646
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,404,297
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,363,844
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,670,131
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,673,520
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,865,821
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	5,132,982
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,771,085
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,755,048
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,938,676
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,878,358
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,114,790
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,525,420
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,266,590
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,459,522
Los Angeles Department of Water & Power System Rev., VRDN, 1.15%, 9/3/19 (SBBPA: Bank of America N.A.)	300,000	300,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.16%, 9/3/19 (SBBPA: Bank of America N.A.)	2,100,000	2,100,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,885,283
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,215,310
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,200,382
Los Angeles Unified School District GO, 5.00%, 7/1/23	9,175,000	10,533,450
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,506,996
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,925,850
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,191,238
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,133,100
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,137,920
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,236,301

25

	Principal Amount	Value
Los Angeles Unified School District GO, 5.00%, 7/1/30	$1,155,000	$1,354,006
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,925,490
M-S-R Energy Authority Rev., 7.00%, 11/1/34	5,880,000	9,163,568
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,000,000	1,556,780
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,425,000	2,279,259
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,180,000	1,887,386
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,934,868
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	421,285
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	339,222
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,881,907
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,753,302
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,684,240
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,598,112
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,882,247
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,619,162
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,127,760
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,297,330
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	931,785
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	750,000	873,428
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/32	750,000	871,590
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/33	750,000	878,933
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/34	1,000,000	1,171,230
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/35	1,750,000	2,047,955
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/36	1,500,000	1,753,305
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/37	2,085,000	2,434,780
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,288,212
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/22	5,745,000	5,880,525
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/33	2,850,000	3,056,454
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	1,500,000	1,603,545
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,065,834
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,226,300
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,518,672
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,753,335
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	2,034,707

26

	Principal Amount	Value
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	$1,000,000	$1,160,790
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,007,650
North Orange County Community College District GO, 4.00%, 8/1/30	425,000	538,858
North Orange County Community College District GO, 4.00%, 8/1/31	410,000	514,575
North Orange County Community College District GO, 4.00%, 8/1/32	450,000	555,845
North Orange County Community College District GO, 4.00%, 8/1/33	300,000	365,892
Northern California Energy Authority Rev., VRDN, 4.00%, 7/1/24	10,000,000	11,042,700
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,540,997
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,082,533
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,321,952
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,941,012
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,217,720
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,252,930
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,247,320
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,300,089
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,429,143
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,426,380
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/20	1,670,000	1,729,619
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,870,000	2,073,980
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	545,000	587,755
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	3,150,000	3,570,840
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,607,046
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	792,708
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	2,500,000	3,048,875
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	302,558
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	299,102
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	320,043
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	65,038
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	344,629
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	359,210
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	378,321
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	251,505
Orange County Special Assessment, 3.00%, 9/2/25	285,000	316,042
Orange County Special Assessment, 5.00%, 9/2/26	600,000	755,862

27

	Principal Amount	Value
Orange County Special Assessment, 5.00%, 9/2/28	$600,000	$793,812
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,142,881
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,751,358
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,229,860
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,266,760
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,142,888
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,396,260
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,645,774
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	3,048,414
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,121,699
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	2,089,821
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	4,276,580
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,371,240
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,365,528
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,786,973
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,922,300
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,166,910
Oxnard School District GO, VRN, 3.00%, 8/1/40 (AGM)	3,750,000	4,237,425
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	440,661
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,691,413
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,592,131
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,512,675
Palomar Health COP, (Palomar Health Obligated Group), 6.75%, 11/1/19, Prerefunded at 100% of Par(2)	500,000	504,510
Palomar Health COP, (Palomar Health Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(2)	475,000	490,770
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	555,079
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	1,870,000	1,977,824
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	847,585
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	772,402
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	575,334
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	887,026
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,772,240
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,645,038
Palomar Health GO, Capital Appreciation, VRN, 0.00%, 8/1/38 (AGC)	3,330,000	4,693,901
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,875,560

28

	Principal Amount	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	$2,375,000	$2,756,069
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,472,060
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,939,270
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,723,171
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,911,364
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,386,590
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	1,035,062
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	387,699
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	559,684
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	703,401
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,543,355
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,393,777
Perris Union High School District GO, 4.00%, 9/1/40 (AGM)	2,000,000	2,342,660
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,693,510
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,311,140
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	969,656
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(2)	4,000,000	4,397,240
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,817,960
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(2)	1,010,000	1,012,111
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,645,000	2,041,823
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(2)	790,000	855,902
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,411,644
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,534,559
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,299,030
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,617,450
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,607,487
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,674,592
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,428,960
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	812,651
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(2)	1,560,000	1,653,413
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(2)	1,335,000	1,549,254
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	819,550
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	766,490
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,147,808

29

	Principal Amount	Value
Riverside Sewer Rev., 5.00%, 8/1/25	$1,630,000	$2,009,871
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,185,774
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,841,137
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,174,041
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,373,623
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,484,302
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,085,580
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,253,840
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/36	1,000,000	1,174,690
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/37	1,100,000	1,289,552
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	1,000,000	1,169,890
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	889,988
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,304,383
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,264,296
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,695,119
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,214,360
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,512,225
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,261,827
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,090,936
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,773,080
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	925,000	949,587
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,033,020
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,032,600
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,032,520
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,848,460
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,270,820
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,266,990
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,097,640
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 2.22%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	8,500,000	8,243,640
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,434,550
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,681,380
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,201,500
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,601,500
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,607,604
Sacramento Municipal Utility District Rev., VRDN, 5.00%, 10/15/25	7,500,000	9,133,575
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,623,873

30

	Principal Amount	Value
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	$1,000,000	$1,256,880
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,819,160
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,247,850
Salinas Union High School District GO, 0.00%, 8/1/20(1)	5,000,000	4,906,950
San Bernardino Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	17,240,000	21,828,426
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,685,387
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,065,181
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,604,848
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,773,548
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,574,013
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,277,700
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,813,764
San Diego Association of Governments Rev., 5.00%, 11/15/26	2,750,000	3,377,687
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,037,400
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,454,860
San Diego Community College District GO, 4.00%, 8/1/36	9,305,000	10,710,334
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	301,812
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,705,133
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	815,150
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,066,220
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,264,350
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,068,816
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,253,120
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	773,948
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	874,125
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,244,520
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,327,704
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,429,780
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,921,177
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,250,933
San Diego Public Facilities Financing Authority Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(2)	3,400,000	3,503,020
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/21	2,000,000	2,156,380
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/24	2,000,000	2,233,800
San Diego Public Facilities Financing Authority Rev., 5.00%, 5/15/28	10,000,000	12,623,400
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility Rev.), 5.00%, 8/1/38	5,000,000	6,390,200
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,122,720

31

	Principal Amount	Value
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	$1,000,000	$1,162,880
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	287,215
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	572,325
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	856,913
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,680,875
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,841,925
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	1,210,000	1,292,982
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	980,000	1,047,208
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,105,340
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,807,114
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,380,625
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,378,325
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,752,720
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,420,250
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/21	460,000	494,601
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/26	425,000	503,230
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/27	550,000	650,980
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28	370,000	437,466
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31	400,000	470,476
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/20(2)	515,000	538,798
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(2)	500,000	540,335
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	2,780,000	2,855,922
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,282,975
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	1,008,287
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,925,640
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,149,240
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,144,380
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,526,855
San Mateo Special Tax, 5.50%, 9/1/44	750,000	814,920
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,395,366
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,314,467

32

	Principal Amount	Value
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	$1,885,000	$2,487,163
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	2,050,962
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,130,019
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,108,817
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,662,716
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,293,270
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,608,225
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,096,400
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,809,135
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,084,130
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	9,000,000	8,359,740
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,103,650
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,668,125
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,346,895
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,597,725
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	450,000	592,358
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,110,000	2,740,911
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,515,000	3,229,134
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,142,229
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,615,710
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,384,224
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,378,642
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,260,460
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,491,278
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,770,984
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,138,160
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	2,990,029
Southern California Public Power Authority Rev., 5.00%, 11/1/28	835,000	1,048,359
Southern California Public Power Authority Rev., VRDN, 1.60%, (MUNIPSA plus 0.25%), 5/1/21	10,000,000	10,016,200
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,078,780
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,808,303

33

	Principal Amount	Value
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	$2,170,000	$2,757,679
State of California GO, 5.00%, 9/1/19	5,000,000	5,000,000
State of California GO, 5.25%, 10/1/20	5,000,000	5,016,200
State of California GO, 5.00%, 3/1/23	10,000,000	11,361,900
State of California GO, 5.00%, 12/1/26	1,045,000	1,215,680
State of California GO, 5.00%, 2/1/27	10,000,000	11,322,800
State of California GO, 4.00%, 11/1/27	2,000,000	2,443,560
State of California GO, 5.00%, 2/1/28	6,795,000	7,693,843
State of California GO, 5.00%, 11/1/29	2,625,000	3,033,922
State of California GO, 5.00%, 4/1/30	2,500,000	3,320,025
State of California GO, 5.00%, 4/1/31	1,350,000	1,782,513
State of California GO, 5.00%, 11/1/31	7,435,000	9,474,420
State of California GO, 5.00%, 4/1/32	3,000,000	3,945,300
State of California GO, 5.00%, 4/1/37	5,000,000	5,784,200
State of California GO, 5.00%, 4/1/38	3,500,000	4,515,700
State of California GO, 5.50%, 3/1/40	3,000,000	3,065,430
State of California GO, VRDN, 2.26%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	1,700,000	1,705,576
State of California GO, VRDN, 2.32%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	4,000,000	4,029,240
State of California GO, VRDN, 4.00%, 12/1/21	4,000,000	4,193,920
State of California GO, VRN, 2.50%, (MUNIPSA plus 1.15%), 5/1/20	1,920,000	1,923,859
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	914,014
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,503,300
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	10,000,000	10,267,100
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	1,910,164
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,681,800
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,170,985
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,627,302
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,573,264
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,654,067
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,295,694
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,679,346
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,773,922
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,184,440
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,800,435
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	898,763
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,294,350
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,285,820
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	592,198

34

	Principal Amount	Value
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	$450,000	$476,118
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,021,310
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	729,526
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,856,850
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,212,650
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,228,489
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	636,285
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,466,977
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	956,480
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	932,835
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	265,000
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	415,304
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	555,185
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	307,016
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,259,562
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	1,000,000	1,002,090
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	510,863
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,900,927
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,979,076
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,819,393
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,213,240
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,192,250
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,100,880
University of California Rev., 5.00%, 5/15/20	1,405,000	1,409,215
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	2,840,000	3,147,146
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,600,860
University of California Rev., 4.00%, 5/15/26	2,415,000	2,903,820
University of California Rev., 5.00%, 5/15/26	3,310,000	3,673,041
University of California Rev., VRDN, 1.23%, 9/3/19	3,000,000	3,000,000
University of California Rev., VRDN, 1.25%, 9/3/19	4,800,000	4,800,000
University of California Rev., VRDN, 5.00%, 5/15/23	5,000,000	5,745,600

35

	Principal Amount	Value
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	$1,045,000	$1,295,748
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,855,563
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,786,033
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,098,340
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,350,360
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,531,660
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,760,835
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	995,000
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	751,900
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	718,782
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,468,940
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,984,138
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,416,028
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,732,574
		1,924,655,611
Guam — 0.4%
Guam Government GO, 6.00%, 11/15/19	225,000	226,964
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,002,730
Guam Government Power Authority Rev., 5.50%, 10/1/20, Prerefunded at 100% of Par(2)	2,150,000	2,251,265
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	317,433
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	353,730
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	558,850
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	401,118
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	409,640
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	596,875
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,092,645
		7,211,250
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,793,985,861)		1,931,866,861
OTHER ASSETS AND LIABILITIES — 0.4%		8,558,133
TOTAL NET ASSETS — 100.0%		$1,940,424,994

36

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $29,751,348, which represented 1.5% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

37

Statement of Assets and Liabilities

AUGUST 31, 2019
Assets
Investment securities, at value (cost of $1,793,985,861)	$1,931,866,861
Cash	50,264
Receivable for investments sold	90,300
Receivable for capital shares sold	1,053,130
Interest receivable	20,126,423
1,953,186,978

Liabilities
Payable for investments purchased	9,646,175
Payable for capital shares redeemed	1,741,571
Accrued management fees	630,784
Distribution and service fees payable	17,185
Dividends payable	726,269
12,761,984

Net Assets	$1,940,424,994

Net Assets Consist of:
Capital paid in	$1,801,111,710
Distributable earnings	139,313,284
$1,940,424,994

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,158,926,588	94,747,612	$12.23
I Class	$734,196,511	60,012,608	$12.23
Y Class	$11,227,989	917,893	$12.23
A Class	$21,616,700	1,766,478	$12.24*
C Class	$14,457,206	1,181,002	$12.24
*Maximum offering price $12.82 (net asset value divided by 0.955).

See Notes to Financial Statements.

38

Statement of Operations

YEAR ENDED AUGUST 31, 2019
Investment Income (Loss)
Income:
Interest	$53,929,088

Expenses:
Management fees	7,008,574
Distribution and service fees:
A Class	54,424
C Class	149,095
Trustees' fees and expenses	126,496
Other expenses	1,823
7,340,412

Net investment income (loss)	46,588,676

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,534,776
Futures contract transactions	(613,373)
1,921,403

Change in net unrealized appreciation (depreciation) on:
Investments	81,699,617
Futures contracts	(43,349)
81,656,268

Net realized and unrealized gain (loss)	83,577,671

Net Increase (Decrease) in Net Assets Resulting from Operations	$130,166,347

See Notes to Financial Statements.

39

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2019 AND AUGUST 31, 2018
Increase (Decrease) in Net Assets	August 31, 2019	August 31, 2018
Operations
Net investment income (loss)	$46,588,676	$46,822,808
Net realized gain (loss)	1,921,403	6,589,339
Change in net unrealized appreciation (depreciation)	81,656,268	(53,924,396)
Net increase (decrease) in net assets resulting from operations	130,166,347	(512,249)

Distributions to Shareholders
From earnings:
Investor Class	(29,171,085)	(34,169,152)
I Class	(17,228,314)	(12,012,100)
Y Class	(246,575)	(194,186)
A Class	(511,424)	(552,479)
C Class	(239,644)	(278,809)
Decrease in net assets from distributions	(47,397,042)	(47,206,726)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	142,187,251	142,225,369

Net increase (decrease) in net assets	224,956,556	94,506,394

Net Assets
Beginning of period	1,715,468,438	1,620,962,044
End of period	$1,940,424,994	$1,715,468,438

See Notes to Financial Statements.

40

Notes to Financial Statements

AUGUST 31, 2019

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

41

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

42

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $60,065,000 and $72,010,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2019 were $1,125,645,812 and $962,527,336, respectively.

43

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2019		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	24,621,877	$290,107,076	15,879,082	$187,195,893
Issued in connection with reorganization (Note 10)	–	–	25,334,051	302,675,343
Issued in reinvestment of distributions	1,806,888	21,344,203	2,195,740	25,818,804
Redeemed	(29,478,055)	(346,207,121)	(45,318,617)	(532,702,402)
	(3,049,290)	(34,755,842)	(1,909,744)	(17,012,362)
I Class
Sold	32,410,824	380,925,733	28,096,338	330,499,136
Issued in connection with reorganization (Note 10)	–	–	443,483	5,297,825
Issued in reinvestment of distributions	1,429,728	16,934,188	946,228	11,124,177
Redeemed	(18,892,785)	(221,485,726)	(15,944,536)	(187,593,061)
	14,947,767	176,374,195	13,541,513	159,328,077
Y Class
Sold	468,794	5,525,634	271,037	3,197,701
Issued in reinvestment of distributions	20,808	246,575	16,518	194,165
Redeemed	(160,758)	(1,888,292)	(217,915)	(2,558,868)
	328,844	3,883,917	69,640	832,998
A Class
Sold	538,059	6,357,771	442,136	5,196,744
Issued in connection with reorganization (Note 10)	–	–	534,573	6,390,877
Issued in reinvestment of distributions	42,195	499,252	45,522	535,485
Redeemed	(646,166)	(7,687,880)	(1,092,405)	(12,888,216)
	(65,912)	(830,857)	(70,174)	(765,110)
C Class
Sold	159,709	1,883,932	65,745	776,974
Issued in connection with reorganization (Note 10)	–	–	304,020	3,635,324
Issued in reinvestment of distributions	17,581	207,725	20,136	236,967
Redeemed	(388,837)	(4,575,819)	(407,132)	(4,807,499)
	(211,547)	(2,484,162)	(17,231)	(158,234)
Net increase (decrease)	11,949,862	$142,187,251	11,614,004	$142,225,369

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

44

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $19,350,000 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended August 31, 2019, the effect of interest rate risk derivative instruments on the Statement of Operations was $(613,373) in net realized gain (loss) on futures contract transactions and $(43,349) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2019 and August 31, 2018 were as follows:

	2019	2018
Distributions Paid From
Exempt income	$46,467,231	$47,206,726
Long-term capital gains	$929,811	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,793,995,159
Gross tax appreciation of investments	$137,873,872
Gross tax depreciation of investments	(2,170)
Net tax appreciation (depreciation) of investments	$137,871,702
Other book-to-tax adjustments	$(264,391)
Undistributed exempt income	—
Accumulated long-term gains	$1,705,973

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

45

10. Reorganization

On June 14, 2017, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of California Long-Term Tax-Free Fund, one fund in a series issued by the trust, were transferred to California Intermediate-Term Tax-Free Bond Fund in exchange for shares of California Intermediate-Term Tax-Free Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of California Intermediate-Term Tax-Free Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on October 20, 2017.

The reorganization was accomplished by a tax-free exchange of shares. On October 20, 2017, California Long-Term Tax-Free Fund exchanged its shares for shares of California Intermediate-Term Tax-Free Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
California Long-Term Tax-Free Fund – Investor Class	26,325,383	California Intermediate-Term Tax-Free Bond Fund – Investor Class	25,334,051
California Long-Term Tax-Free Fund – I Class	460,837	California Intermediate-Term Tax-Free Bond Fund – I Class	443,483
California Long-Term Tax-Free Fund – A Class	555,974	California Intermediate-Term Tax-Free Bond Fund – A Class	534,573
California Long-Term Tax-Free Fund – C Class	316,180	California Intermediate-Term Tax-Free Bond Fund – C Class	304,020

The net assets of California Long-Term Tax-Free Fund and California Intermediate-Term Tax-Free Bond Fund immediately before the reorganization were $317,999,369 and $1,626,564,192, respectively. California Long-Term Tax-Free Fund's unrealized appreciation of $24,755,277 was combined with that of California Intermediate-Term Tax-Free Bond Fund. Immediately after the reorganization, the combined net assets were $1,944,563,561.

Assuming the reorganization had been completed on September 1, 2017, the beginning of the annual reporting period, the pro forma results of operations for the period ended August 31, 2018 are as follows:

Net investment income (loss)	$48,264,905
Net realized and unrealized gain (loss)	(48,113,885)
Net decrease in net assets resulting from operations	$151,020

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of California Long-Term Tax-Free Fund that have been included in the fund’s Statement of Operations since October 20, 2017.

11. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

46

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	—	(0.30)	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
2017	$12.24	0.29	(0.24)	0.05	(0.29)	—	(0.29)	$12.00	0.46%	0.47%	2.43%	52%	$1,196,600
2016	$11.85	0.28	0.39	0.67	(0.28)	—	(0.28)	$12.24	5.74%	0.47%	2.34%	23%	$1,301,751
2015	$11.94	0.29	(0.09)	0.20	(0.29)	—	(0.29)	$11.85	1.68%	0.47%	2.42%	30%	$1,216,943
I Class
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197
2018	$12.00	0.32	(0.29)	0.03	(0.33)	—	(0.33)	$11.70	0.23%	0.27%	2.76%	52%	$527,123
2017	$12.24	0.31	(0.24)	0.07	(0.31)	—	(0.31)	$12.00	0.66%	0.27%	2.63%	52%	$378,363
2016	$11.85	0.31	0.39	0.70	(0.31)	—	(0.31)	$12.24	5.95%	0.27%	2.54%	23%	$298,010
2015	$11.94	0.31	(0.09)	0.22	(0.31)	—	(0.31)	$11.85	1.88%	0.27%	2.62%	30%	$232,892
Y Class
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228
2018	$12.00	0.33	(0.30)	0.03	(0.33)	—	(0.33)	$11.70	0.26%	0.24%	2.79%	52%	$6,889
2017(3)	$11.78	0.12	0.23	0.35	(0.13)	—	(0.13)	$12.00	2.94%	0.24%(4)	2.62%(4)	52%(5)	$6,233

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	—	(0.27)	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
2017	$12.24	0.26	(0.24)	0.02	(0.26)	—	(0.26)	$12.00	0.21%	0.72%	2.18%	52%	$22,836
2016	$11.85	0.25	0.39	0.64	(0.25)	—	(0.25)	$12.24	5.47%	0.72%	2.09%	23%	$47,126
2015	$11.94	0.26	(0.09)	0.17	(0.26)	—	(0.26)	$11.85	1.42%	0.72%	2.17%	30%	$39,308
C Class
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299
2017	$12.24	0.17	(0.23)	(0.06)	(0.17)	—	(0.17)	$12.01	(0.46)%	1.47%	1.43%	52%	$16,929
2016	$11.86	0.16	0.38	0.54	(0.16)	—	(0.16)	$12.24	4.60%	1.47%	1.34%	23%	$21,058
2015	$11.95	0.17	(0.09)	0.08	(0.17)	—	(0.17)	$11.86	0.67%	1.47%	1.42%	30%	$16,531

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	April 10, 2017 (commencement of sale) through August 31, 2017.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California Intermediate-Term Tax-Free Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Intermediate-Term Tax-Free Bond Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 18, 2019

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	44	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	44	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	44	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	49	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present); Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2013 to 2015)	44	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	44	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	44	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	44	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	116	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five, and ten-year periods and below its benchmark for the one-year period reviewed by the

Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates $1,110,835, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended August 31, 2019.

The fund designates $46,126,798 as exempt interest dividends for the fiscal year ended August 31, 2019.

The fund utilized earnings and profits of $181,024 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90327 1910

Annual Report

August 31, 2019

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2019. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional updated investment and market insights, please visit our website, americancentury.com.

Falling Yields, Robust Demand Supported Muni Gains

After struggling in late 2018, municipal bonds (munis) rallied through the first eight months of 2019 to deliver solid performance for the entire 12-month reporting period. Within the asset class, high-yield munis generally outperformed investment-grade munis, and California munis modestly underperformed national munis, according to Bloomberg.

Early in the reporting period, U.S. fixed-income investors faced a challenging backdrop of healthy economic growth and rising interest rates. The Federal Reserve (Fed) raised rates in September, which helped keep U.S. Treasury and muni yields on an upward trajectory through early November. After that, yields plunged on moderating U.S. economic growth, heightened trade tensions and mounting stock market volatility. Along with implementing another rate hike in December, the Fed delivered an economic outlook that investors feared was too hawkish. This also drove yields lower.

Markets stabilized in early 2019. Investors’ concerns about U.S. growth eased, and the Fed changed course. The central bank ended its rate-hike campaign amid slowing global growth and muted inflation. The Fed’s increasingly dovish tone, which led to a July rate cut, and ongoing global economic uncertainties helped keep Treasury yields on a downward path through August.

In addition to benefiting from declining yields, munis advanced on stable credit fundamentals and favorable supply/demand dynamics. Demand was particularly robust in California and other high-tax states, where federal legislation capping state and local tax deductions continued to boost investor interest in munis.

We believe state and local finances in California and across the country should remain stable, providing continued support for munis. We also expect the supply/demand backdrop to remain favorable. Meanwhile, volatility, economic data, central bank policy and other factors will continue to affect the markets. These influences underscore the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of August 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BCTXX	1.08%	0.44%	0.23%	11/9/83
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

August 31, 2019
Yields
7-Day Current Yield	0.85%
7-Day Effective Yield	0.85%

Portfolio at a Glance
Weighted Average Maturity	20 days
Weighted Average Life	20 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	87%
31-90 days	9%
91-180 days	—
More than 180 days	4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2019 to August 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Expenses Paid During Period(1) 3/1/19 - 8/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,005.20	$2.53	0.50%
Hypothetical
Investor Class	$1,000	$1,022.69	$2.55	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

6

Schedule of Investments

AUGUST 31, 2019

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.3%
California — 97.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (Pathways Home Health and Hospice), VRDN, 1.35%, 9/6/19 (LOC: U.S. Bank N.A.)	$1,200,000	$1,200,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.37%, 9/6/19 (LOC: Bank of Stockton and FHLB)	2,795,000	2,795,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 1.37%, 9/6/19 (LOC: First Republic Bank and FHLB)	5,405,000	5,405,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.41%, 9/6/19 (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.41%, 9/6/19 (LOC: Rabobank N.A. and Rabobank Cooperatieve)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 1.35%, 9/6/19 (LOC: California United Bank and Wells Fargo Bank N.A.)	1,180,000	1,180,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.35%, 9/6/19 (LOC: Bank of the West)	820,000	820,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.39%, 9/6/19 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.24%, 9/3/19 (GA: Chevron Corp.)	7,000,000	7,000,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 1.39%, 9/6/19 (LOC: Union Bank N.A.)	1,855,000	1,855,000
California Pollution Control Financing Authority Rev., (Recology, Inc.), VRDN, 1.37%, 9/6/19 (LOC: Bank of America N.A.)	2,575,000	2,575,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 1.20%, 9/3/19 (LOC: Barclays Bank plc)	4,300,000	4,300,000
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 1.24%, 9/3/19 (GA: Chevron Corp.)	800,000	800,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.28%, 9/6/19	7,800,000	7,800,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 1.39%, 9/6/19 (LOC: East West Bank, Zions Bank and FHLB)	7,600,000	7,600,000
Eastern Municipal Water District Rev., VRDN, 1.17%, 9/3/19 (SBBPA: Toronto-Dominion Bank)	7,300,000	7,300,000
Irvine Ranch Water District Special Assessment, VRN, 1.34%, (MUNIPSA less 0.01%), 10/1/37	2,240,000	2,240,000
Irvine Ranch Water District Special Assessment, VRN, 1.34%, (MUNIPSA less 0.01%), 10/1/37	2,160,000	2,160,000
Kings County Housing Authority Rev., (Wasatch Pool Holdings LLC), VRDN, 1.35%, 9/6/19 (LOC: FNMA)(LIQ FAC: FNMA)	510,000	510,000
Los Angeles County Metropolitan Transportation Authority, 1.27%, 9/10/19 (LOC: Citibank N.A.)	4,000,000	4,000,000
Los Angeles Department of Water Rev., VRDN, 1.20%, 9/3/19 (SBBPA: Toronto-Dominion Bank)	5,100,000	5,100,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.18%, 9/3/19 (SBBPA: Bank of America N.A.)	1,100,000	1,100,000

7

	Principal Amount	Value
Manteca Redevelopment Agency Tax Allocation, VRDN, 1.50%, 9/3/19 (LOC: State Street Bank & Trust Co.)	$2,720,000	$2,720,000
Metropolitan Water District of Southern California Rev., VRN, 1.29%, (MUNIPSA less 0.06%), 7/1/37	1,750,000	1,750,000
Municipal Improvement Corp. of Los Angeles, 1.36%, 11/26/19 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.40%, 9/6/19 (LOC: Bank of the Sierra and FHLB)	4,795,000	4,795,000
San Diego County Water Authority, 1.26%, 10/9/19	4,000,000	4,000,000
San Francisco City & County Public Utilities Commission, 1.32%, 9/11/19 (LOC: Bank of America N.A.)	2,502,000	2,502,000
San Francisco City & County Public Utilities Commission Wastewater, 1.30%, 10/1/19 (LOC: Bank of America N.A.)	3,172,000	3,172,000
Santa Clara County Financing Authority Rev., VRDN, 1.30%, 9/6/19 (LOC: Bank of America N.A.)	1,000,000	1,000,000
State of California, 1.27%, 9/12/19 (LOC: Royal Bank of Canada)	5,000,000	5,000,000
State of California, 1.23%, 11/13/19 (LOC: Royal Bank of Canada)	2,000,000	2,000,000
State of California GO, VRDN, 1.25%, 9/6/19 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
State of California Department of Water Resources, 1.27%, 9/25/19	5,345,000	5,345,000
State of California Department of Water Resources, 1.27%, 10/2/19	2,256,000	2,256,000
State of California Department of Water Resources, 1.27%, 10/3/19	1,919,000	1,919,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.43%, 9/6/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.33%, 9/6/19 (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.36%, 9/6/19 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.38%, 9/6/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.38%, 9/6/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.43%, 9/6/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,750,000	6,750,000
Town of Apple Valley COP, VRDN, 1.39%, 9/1/19 (LOC: Union Bank N.A.)	385,000	385,000
University of California, 1.40%, 10/24/19	1,000,000	1,000,000
University of California Rev., VRDN, 1.25%, 9/3/19	1,700,000	1,700,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.35%, 9/6/19 (LOC: BNP Paribas)	13,060,000	13,060,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.45%, 9/6/19 (LOC: Bank of the West)	5,400,000	5,400,000
		158,544,000
Nevada — 1.4%
Truckee Meadows Water Authority, 1.55%, 9/4/19 (LOC: Wells Fargo Bank N.A.)	2,312,000	2,312,000
TOTAL INVESTMENT SECURITIES — 99.3%		160,856,000
OTHER ASSETS AND LIABILITIES — 0.7%		1,166,390
TOTAL NET ASSETS — 100.0%		$162,022,390

8

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,870,000, which represented 14.1% of total net assets.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

AUGUST 31, 2019
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$160,856,000
Cash	168,462
Receivable for investments sold	250,000
Receivable for capital shares sold	572,710
Interest receivable	244,798
162,091,970

Liabilities
Payable for capital shares redeemed	2,687
Accrued management fees	66,893
69,580

Net Assets	$162,022,390

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	162,022,384

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$162,022,390

See Notes to Financial Statements.

10

Statement of Operations

YEAR ENDED AUGUST 31, 2019
Investment Income (Loss)
Income:
Interest	$2,540,992

Expenses:
Management fees	799,351
Trustees' fees and expenses	11,598
Other expenses	2,313
813,262

Net investment income (loss)	1,727,730

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,727,730

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2019 AND AUGUST 31, 2018
Increase (Decrease) in Net Assets	August 31, 2019	August 31, 2018
Operations
Net investment income (loss)	$1,727,730	$1,264,402
Net realized gain (loss)	—	25,985
Net increase (decrease) in net assets resulting from operations	1,727,730	1,290,387

Distributions to Shareholders
From earnings(1)	(1,753,715)	(1,265,502)

Capital Share Transactions
Proceeds from shares sold	55,813,854	79,973,091
Proceeds from reinvestment of distributions	1,724,963	1,260,560
Payments for shares redeemed	(59,933,840)	(85,596,679)
Net increase (decrease) in net assets from capital share transactions	(2,395,023)	(4,363,028)

Net increase (decrease) in net assets	(2,421,008)	(4,338,143)

Net Assets
Beginning of period	164,443,398	168,781,541
End of period	$162,022,390	$164,443,398

Transactions in Shares of the Fund
Sold	55,813,854	79,973,091
Issued in reinvestment of distributions	1,724,963	1,260,560
Redeemed	(59,933,840)	(85,596,679)
Net increase (decrease) in shares of the fund	(2,395,023)	(4,363,028)

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(1,264,402). Distributions from net realized gains were $(1,100).

See Notes to Financial Statements.

12

Notes to Financial Statements

AUGUST 31, 2019

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended August 31, 2019 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $34,010,000 and $16,355,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

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6. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2019 and August 31, 2018 were as follows:

	2019	2018
Distributions Paid From
Exempt income	$1,727,730	$1,264,402
Taxable ordinary income	$11,885	$1,100
Long-term capital gains	$14,100	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

7. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022
2018	$1.00	0.01	—(2)	0.01	(0.01)	—(2)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443
2017	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.35%	0.50%	0.50%	0.33%	0.33%	$168,782
2016	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.02%	0.29%	0.50%	0.02%	(0.19)%	$169,640
2015	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.13%	0.50%	0.01%	(0.36)%	$199,644

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California Tax-Free Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Tax-Free Money Market Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 18, 2019

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

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Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	44	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	44	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	44	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	49	None

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Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present); Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2013 to 2015)	44	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	44	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	44	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	44	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	116	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

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Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

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Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

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regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above the median of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the

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investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses.

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With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $1,727,730 as exempt interest dividends for the fiscal year ended August 31, 2019.

The fund hereby designates $11,885 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended August 31, 2019.

The fund hereby designates $14,100, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended August 31, 2019.

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90328 1910

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	Tanya S. Beder, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2018:    $84,792
FY 2019:    $86,209

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2018:    $0
FY 2019:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2018:    $0
FY 2019:    $0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2018:    $0
FY 2019:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2018:    $0
FY 2019:    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2018:    $0
FY 2019:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2018:    $0
FY 2019:    $0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2018:    $128,203
FY 2019:    $177,597

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	October 25, 2019

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 25, 2019